Inventory	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventory

14. Inventory

Accounting policies

Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.

Inventory consists of the following (in USD thousands):

	December 31,
	2021	2020
Raw materials	$5,105	$3,248
Work in progress	1,330	722
Finished goods	87	127
Provision	(793)	(713)
Total	$5,729	$3,384

Inventory provision movement for the years ended December 31, 2021 and 2020, respectively are as follows (in USD thousands):

	2021	2020
As of January 1,	$(713)	$(182)
Increase in provision	(105)	(512)
Currency Translation Adjustment	25	(19)
As of December 31,	$(793)	$(713)